Acquisitions (Details Narrative)	Feb. 16, 2024 USD ($) $ / shares shares
IPO [Member]
Business Acquisition [Line Items]
Share price of Red Cat | $ / shares	$ 4.00
Fat Shark And Rotor Riot [Member]
Business Acquisition [Line Items]
Payments to acquire business	$ 1,000,000
Cash deposit	100,000
Issuance of promissory note	$ 4,000,000
Issuance of common stock under acquisition | shares	4,250,000
Consideration paid	$ 22,100,000